INCOME TAXES (Reconciliation of Expected Tax Expense (Benefit) to U.S. Federal Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
U.S. federal statutory rate	34.00%	(34.00%)
State and local taxes net of federal benefit	3.63%	(3.63%)
Amortization of debt discount	13.95%
Debt conversion inducement	40.76%
Net operating loss tax adjustment	(9.65%)
Other permanent differences	3.00%	(0.58%)
Alternative minimum tax	6.97%	0.00%
Deferred tax adjustment	0.00%	3.07%
Change in valuation allowance	(282.42%)	15.62%
Income tax provision (benefit)	(189.76%)	(19.52%)